BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

13.BORROWINGS

The short-term and long-term borrowings as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings:
Short-term bank borrowings	148,800	51,776
Secured bank borrowings related to discounted notes receivable	80,000	280,000
Long-term bank borrowings, current portion	116,453	116,457
Total	345,253	448,233
Long-term borrowings:
Long-term bank borrowings	269,438	278,727

Short-term bank borrowings

In December 2023, Shanghai Hesai entered into a short-term bank credit facility agreement for up to RMB500,000 with an annual interest rate of China’s one-year loan prime rate (“LPR”) minus 80 bps. The facility of RMB500,000 was expire on December 12, 2024. During the year ended December 31, 2024, the Group drew down RMB154,800 with an annual interest rate range from 2.65% to 2.70%. The maturity dates ranged from January 31, 2025 to February 6, 2025. During the year ended December 31, 2024 and 2025, the Group repaid RMB6,000, and RMB148,800, respectively. The outstanding balance were RMB148,800 and nil as of December 31, 2024 and 2025, respectively. The weighted average interest rate on borrowings under this agreement in 2024 and 2025 was 2.70% and 2.30%, respectively.

In November 2024, Shanghai Hesai entered into a short-term bank facility agreement for up to RMB500,000 with an annual interest rate of China’s one-year LPR minus 90 bps, which will expire on November 19, 2027. In November 2025, the company updated the terms of the new facility agreement for up to RMB700,000, which will expire on November 19, 2028. During the year ended December 31, 2025, the Group drew down RMB26,136 with an annual interest of 2.20%. The maturity dates ranged from February 27 to March 4, 2026. The outstanding balance were nil, and RMB26,136 as of December 31, 2024 and 2025, respectively.

In January 2025, Shanghai Hesai entered into a short-term bank facility agreement for up to RMB200,000 with an annual interest rate of China’s one-year LPR minus 91 bps. The facility of RMB200,000 will expire on October 27, 2025. During the year ended December 31, 2025, the Group drew down RMB25,640 with an annual interest of 2.19% and a maturity date of March 6, 2026. The outstanding balance was RMB25,640 as of December 31, 2025.

The Group has RMB848,224 unused short-term bank facility as of December 31, 2025.

13.BORROWINGS (continued)

Secured bank borrowings related to discounted notes receivable

In February, June and December 2025, the Group factored certain intercompany notes receivable with a total face value of RMB280,000 to several domestic banks for total proceeds of RMB276,146 at effective interest rates ranging from 1.35% to 2.34%. As these factoring of notes receivables was with recourse, the transactions did not qualify as a transfer of financial assets and were recognized as secured bank borrowings included in short-term borrowings. During the year ended December 31, 2025, the Group repaid RMB80,000. The total intercompany notes receivable pledged for secured bank borrowings was RMB80,000 and RMB280,000 as of December 31, 2024 and 2025, respectively.

Long-term bank borrowings

In November 2022, Shanghai Hesai entered into a two-year facility of RMB700,000 with an annual interest rate of China’s LPR minus 100 bps. The facility will expire on December 4, 2024. The usage of credit facility is restricted to the purchasing of property and equipment for the production facility under construction in Jiading, Shanghai. The credit facility is secured by Shanghai Hesai’s land-use rights and new research, development and intelligent manufacturing center with a total book value of RMB362,033 as of December 31, 2025. During the year ended December 31, 2024, Shanghai Hesai drew down RMB18,570. As of December 31, 2024, the outstanding balance was RMB298,387 of which RMB89,516 will be repaid within one year and had been reclassified to short-term borrowings. As of December 31, 2025, the outstanding balance was RMB208,871 of which RMB89,516 will be repaid within one year and had been reclassified to short-term borrowings. The weighted average interest rate on borrowings under this agreement in 2024 and 2025 was 2.65% and 2.30%, respectively. The maturity dates of the remaining long-term portion ranged from June 4, 2025 to December 3, 2027.

In October 2023, Zhejiang Hertz entered into a one-year facility of RMB110,000 with an annual interest rate of China’s LPR minus 60 bps. The facility was expire on October 17, 2024. The usage of credit facility is restricted to the purchasing of property and equipment for Hertz factory in Hangzhou, Zhejiang, the borrowing was guaranteed by Shanghai Hesai. During the year ended December 31, 2024, Zhejiang Hertz drew RMB70,069 and repaid RMB21,542. During the year ended December 31, 2025, Zhejiang Hertz drew nil and repaid RMB26,933. As of December 31, 2024, the outstanding balance was RMB53,874 of which RMB26,937 will be repaid within one year and had been reclassified to short-term borrowings. As of December 31, 2025, the outstanding balance was RMB26,941 of which RMB26,941 will be repaid within one year and had been reclassified to short-term borrowings. The weighted average interest rate on borrowings under this agreement in 2024 and 2025 was 2.83% and 2.85%, respectively. The maturity dates of the remaining long-term portion ranged from April 17, 2025 to October 17, 2026.

In September 2024, Zhejiang Hertz entered into a five-year facility of RMB150,000 with a fixed annual interest rate of 2.50% per annum. The facility will expire on September 17, 2029. The usage of credit facility is restricted to the purchasing of property and equipment for Hertz factory in Hangzhou, Zhejiang, the borrowing was guaranteed by Shanghai Hesai. During the year ended December 31, 2024 and 2025, Zhejiang Hertz drew down RMB31,637 and RMB118,363, respectively. As of December 31, 2024 and 2025, the outstanding balance was RMB31,637 and RMB150,000 respectively.

In November 2025, Zhejiang Hertz entered into a five-year facility of RMB70,000 with a fixed annual interest rate of 2.51% per annum. The facility will expire on November 3, 2030. The usage of credit facility is restricted to the purchasing of property and equipment for Hertz factory in Hangzhou, Zhejiang, the borrowing was guaranteed by Shanghai Hesai. During the year ended December 31, 2025, Zhejiang Hertz drew down RMB9,372. As of December 31, 2025, the outstanding balance was RMB9,372.

In December 2023, the Group acquired a Swiss company and assumed the long-term borrowings of CHF299 (equivalent to RMB2,516) the Swiss company borrowed in 2020, which will mature in 2030. During the year ended December 31, 2024, the Group repaid CHF50. As of December 31, 2024, the outstanding balance was CHF249 (equivalent to RMB1,993), which was repaid in 2025.

13.BORROWINGS (continued)

Long-term bank borrowings - continued

The Group has RMB143,687 unused long-term bank facility as of December 31, 2025. The principal maturities of the long-term borrowings as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB

2026	116,453	—
2027	119,355	119,355
2028	—	—
2029 and after	33,630	159,372
Total	269,438	278,727